Other Operating Results Net (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Canon	$ 0	$ 123,000,000	$ 57,000,000
Interest generated by operating credits	99,000,000	244,000,000	354,000,000
Management fees	8,000,000	21,000,000	28,000,000
Loss from disposals of property plant and equipment	0	(4,000,000)	(2,000,000)
Loss from sale of subsidiaries, associates and joint ventures	0	(12,000,000)	(258,000,000)
Others	18,000,000	0	(54,000,000)
Donations	76,000,000	100,000,000	194,000,000
Lawsuits (Note 20)	67,000,000	79,000,000	101,000,000
Loos for impaired trading properties	0	0	(69,000,000)
Impaired goodwill	0	0	(277,000,000)
Total other operating results, net	$ (18,000,000)	$ 193,000,000	$ (516,000,000)